Debt - Schedule of Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt, Current, Total	$ 3,580,359	$ 3,292,117	$ 1,890,000
Promissory Note Payable – Related Party [Member]
Debt Instrument [Line Items]
Debt, Current, Total	$ 2,999,957	$ 2,792,117	1,890,000
Debt Instrument, Maturity Date, Description	7/31/2027
Maturity		Jun. 30, 2026
Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt, Current, Total		$ 500,000
Debt Instrument, Maturity Date, Description	3/31/2026
Maturity		Mar. 31, 2026
Convertible Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt, Current, Total	$ 580,402
Debt Instrument, Maturity Date, Description	4/30/2027